CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL ASSETS AND LIABILITIES - Fair Value Measurement Hierarchy (Details) - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	DKK 2,715	DKK 3,237
Total financial liabilities at fair value	309	2,578
Active market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	338	2,675
Total financial liabilities at fair value	0	0
Directly or indirectly observable market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	2,304	529
Total financial liabilities at fair value	309	2,578
Not based on observable market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	73	33
Total financial liabilities at fair value	DKK 0	DKK 0